Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Summary of Costs Incurred for Oil and Gas Property Exploration and Development Activities (Detail) - MXN ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Oil And Gas Producing Activities [line items]
Total costs incurred	$ 88,596,015	$ 43,593,642	$ 67,106,181
Exploration [member]
Disclosure Of Oil And Gas Producing Activities [line items]
Total costs incurred	40,812,385	33,986,110
Development [member]
Disclosure Of Oil And Gas Producing Activities [line items]
Total costs incurred	96,188,784	97,041,516
Previously Reported [Member]
Disclosure Of Oil And Gas Producing Activities [line items]
Total costs incurred	$ 137,001,169	$ 131,027,626